Note 18 - Assets and Liabilities Associated With Assets Held for Sale (Details Textual) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
	Oct. 01, 2024	Sep. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Profit (loss) before tax			$ 7,887	$ 9,488	$ 28,733	$ 10,245
Blanket Mine [member]
Statement Line Items [Line Items]
Profit (loss) before tax					$ 38,013	$ 27,315
Blanket Mine [member] | Non-current assets or disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Impairment loss		$ 0
Caledonia mining services (Private) Limited [member] | Non-current assets or disposal groups classified as held for sale [member] | Disposal of major subsidiary [member]
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 22,400
Profit (loss) before tax	8,100
Construction in progress	$ 14,300